Restrictions on Cash and Due from Banks - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Minimum Average Reserve Balances Required By Banking Regulators	$ 3.2	$ 3.1
Balances held at the federal reserve and other financial institutions	$ 8.0	$ 7.5